Bank and Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term bank and other borrowings	$ 11,010	$ 12,648
Long-term bank borrowings, current portion	5,770	5,432
Bank borrowings, current	16,780	18,080
Long-term bank borrowings, non-current portion
Total borrowings	$ 16,780	$ 18,080